Retirement benefit obligations - Schedule of Principal Actuarial and Financial Assumptions Used in Valuation of Defined Benefit Pension Schemes (Details)	Dec. 31, 2025	Dec. 31, 2024
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Principal Actuarial and Financial Assumptions Used in Valuation of Defined Benefit Pension Schemes [Line Items]
Discount rate (in percent)	5.57%	5.55%
Rate of inflation:
Rate of salary increases (in percent)	0.00%	0.00%
Weighted-average rate of increase for pensions in payment (in percent)	2.52%	2.69%
Retail Price Index (RPI)
Rate of inflation:
Prices index (in percent)	2.65%	2.97%
Consumer Price Index (CPI)
Rate of inflation:
Prices index (in percent)	2.13%	2.52%